ACCOUNTS PAYABLE AND OTHER - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	$ 499	$ 469
Interest expense on lease liabilities	$ 26	$ 27